Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income	Total USD ($)	Total CNY	Class A and Class B Ordinary shares [Member] CNY	Treasury stock [Member] CNY	Additional paid-in capital [Member] CNY	Statutory reserve [Member] CNY	Accumulated other comprehensive (loss)/gain [Member] CNY	Retained earnings [Member] CNY	Non-controlling interest [Member] CNY	Comprehensive income attributable to Perfect World Co., Ltd. [Member] CNY
Balance, value at Dec. 31, 2007		1,390,376,218	221,081		1,124,169,036	29,919,175	(31,771,062)	267,837,988
Balance, shares at Dec. 31, 2007			279,285,720
Comprehensive income:
Net profit		646,456,114						646,456,114		646,456,114
Foreign currency translation gain/(loss)		(33,806,593)					(33,806,593)			(33,806,593)
Total comprehensive income		612,649,521								612,649,521
Share-based compensation cost		49,899,831			49,899,831
Appropriation to statutory reserves						65,026,358		(65,026,358)
Ordinary shares issued upon exercise of employee stock options, shares			3,450,325
Ordinary shares issued upon exercise of employee stock options, value		3,901,016	2,400		3,898,616
Repurchase of shares, shares				(18,952,725)
Repurchase of shares, value		(391,224,203)		(391,224,203)
Balance, value at Dec. 31, 2008		1,665,602,383	223,481	(391,224,203)	1,177,967,483	94,945,533	(65,577,655)	849,267,744
Balance, shares at Dec. 31, 2008			282,736,045	(18,952,725)
Comprehensive income:
Net profit		1,037,701,040						1,037,201,399	499,641	1,037,201,399
Foreign currency translation gain/(loss)		124,213					124,213			124,213
Total comprehensive income		1,037,825,253							499,641	1,037,325,612
Share-based compensation cost		77,888,793			77,888,793
Appropriation to statutory reserves						86,617,974		(86,617,974)
Ordinary shares issued upon exercise of employee stock options, shares			6,058,300
Ordinary shares issued upon exercise of employee stock options, value		14,575,922	4,139		14,571,783
Repurchase of shares, shares				(20,713,235)
Repurchase of shares, value		(494,807,535)		(494,807,535)
Cancellation of repurchased shares, shares			(39,665,960)	39,665,960
Cancellation of repurchased shares, value			(29,114)	886,031,738	(886,002,624)
Acquisition of businesses (Note 9)		14,465,021							14,465,021
Change in the Company's economic interests in an affiliate (Note 9)					(3,326,007)				3,326,007
Balance, value at Dec. 31, 2009		2,315,549,837	198,506		381,099,428	181,563,507	(65,453,442)	1,799,851,169	18,290,669
Balance, shares at Dec. 31, 2009			249,128,385
Comprehensive income:
Net profit	125,236,769	826,562,667						840,700,773	(14,138,106)	840,700,773
Foreign currency translation gain/(loss)		(503,180)					(503,180)			(503,180)
Total comprehensive income		826,059,487							(14,138,106)	840,197,593
Share-based compensation cost		98,723,134			98,723,134
Appropriation to statutory reserves						57,700,883		(57,700,883)
Ordinary shares issued upon exercise of employee stock options, shares			1,882,695
Ordinary shares issued upon exercise of employee stock options, value		11,265,445	1,285		11,264,160
Excess tax benefits from share-based awards		769,168			769,168
Acquisition of businesses (Note 9)		123,945,972							123,945,972
Change in the Company's economic interests in an affiliate (Note 9)		(16,885,051)			1,233,434				(18,118,485)
Capital contribution from non- controlling interest		160,000							160,000
Balance, value at Dec. 31, 2010	$ 509,028,483	3,359,587,992	199,791		493,089,324	239,264,390	(65,956,622)	2,582,851,059	110,140,050
Balance, shares at Dec. 31, 2010			251,011,080